Short-Term Borrowings - Additional Information (Detail) (USD $)	12 Months Ended		3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Subsequent Event
Short-term Debt [Line Items]
Short-term borrowings	$ 7,748,000	$ 11,774,000
Short-term borrowings, maximum annual interest rate		7.54%
Short-term borrowings, minimum annual interest rate		1.30%
Short-term borrowings, interest rate	1.42%
Short-term borrowings, maturity date	2013-01	2012-01
Short-term borrowings, weighted-average interest rate	1.42%	2.87%
Unused lines of credit available for borrowing	6,900,000
Short-term borrowings repaid			22,900,000
Short-term borrowings renewed agreements			22,900,000
Collateral pledged for borrowings	0	4,200,000
Restricted cash, time deposits pledged	$ 0	$ 3,000,000